ACCOUNTS PAYABLE, TRADE	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE, TRADE
ACCOUNTS PAYABLE, TRADE
13. ACCOUNTS PAYABLE, TRADE

Accounts payable, trade, as of December 31, 2012 and 2011 were as follows:

	As of December 31,	As of December 31,
	2012	2011
Suppliers	$3,099	$7,891
Shipyards	616	10,523
Insurers	383	2,885
Agents	766	1,342
Other creditors	8,570	16,286
	$13,434	$38,927